UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     January 29, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $121,771 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAKER HUGHES INC               COM              057224107     6436    86200 SH       SOLE                    86200        0        0
BJ SVCS CO                     COM              055482103     4521   154200 SH       SOLE                   154200        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     5286    99650 SH       SOLE                    99650        0        0
CARBO CERAMICS INC             COM              140781105     2780    74400 SH       SOLE                    74400        0        0
CE FRANKLIN LTD                COM              125151100      337    33500 SH       SOLE                    33500        0        0
CONOCOPHILLIPS                 COM              20825C104     5450    75750 SH       SOLE                    75750        0        0
CONSOL ENERGY INC              COM              20854P109     3104    96600 SH       SOLE                    96600        0        0
DUKE ENERGY CORP NEW           COM              26441C105     2995   154900 SH       SOLE                   154900        0        0
EL PASO CORP                   COM              28336L109     2692   176200 SH       SOLE                   176200        0        0
ENERGEN CORP                   COM              29265N108     6435   137100 SH       SOLE                   137100        0        0
ENTERGY CORP NEW               COM              29364G103     4736    51300 SH       SOLE                    51300        0        0
GRANT PRIDECO INC              COM              38821G101     3926    98725 SH       SOLE                    98725        0        0
HALLIBURTON CO                 COM              406216101     6011   193600 SH       SOLE                   193600        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     6557   209025 SH       SOLE                   209025        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100     4833   654000 SH       SOLE                   654000        0        0
MCDERMOTT INTL INC             COM              580037109     5902   116050 SH       SOLE                   116050        0        0
NATCO GROUP INC                CL A             63227W203     1073    33650 SH       SOLE                    33650        0        0
NOBLE CORPORATION              SHS              G65422100     2844    37350 SH       SOLE                    37350        0        0
OIL STS INTL INC               COM              678026105     3942   122300 SH       SOLE                   122300        0        0
PATTERSON UTI ENERGY INC       COM              703481101     1328    57150 SH       SOLE                    57150        0        0
QUESTAR CORP                   COM              748356102     4800    57800 SH       SOLE                    57800        0        0
ROWAN COS INC                  COM              779382100     1116    33600 SH       SOLE                    33600        0        0
SCHLUMBERGER LTD               COM              806857108     6708   106200 SH       SOLE                   106200        0        0
SMITH INTL INC                 COM              832110100     4312   105000 SH       SOLE                   105000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     3471   106200 SH       SOLE                   106200        0        0
TESCO CORP                     COM              88157K101     1148    64950 SH       SOLE                    64950        0        0
TIDEWATER INC                  COM              886423102     1765    36500 SH       SOLE                    36500        0        0
TRANSOCEAN INC                 ORD              G90078109     3810    47100 SH       SOLE                    47100        0        0
UNIT CORP                      COM              909218109     3723    76850 SH       SOLE                    76850        0        0
WEATHERFORD INTERNATIONAL LT   COM              G95089101     6034   144400 SH       SOLE                   144400        0        0
WILLIAMS COS INC DEL           COM              969457100     3696   141500 SH       SOLE                   141500        0        0